RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of amounts due from related parties - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of amounts due from related parties [Line Items]
Subtotal	¥ 92,780	¥ 41,750
Impairment	(92,780)
Total		41,750
Zhongzheng Jinniu [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of amounts due from related parties [Line Items]
Subtotal	25,030
Hainan Chenxi [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of amounts due from related parties [Line Items]
Subtotal	¥ 67,750	¥ 41,750